Consolidated shareholders’ equity - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital	€ 2,527,121,390
Number of shares (in shares)	1,263,560,695
Par value per share (in euros per share)	€ 2
Hedges of net investments in foreign operations	€ (317,000,000)	€ (136,000,000)	€ (260,000,000)
Number of stock option not taken for computing diluted earning per share (in shares)	600,000	600,000	800,000
April 30, 2021
Disclosure of classes of share capital [line items]
Period of share repurchase program	18 months
April 28, 2020
Disclosure of classes of share capital [line items]
Period of share repurchase program		18 months
April 30, 2019
Disclosure of classes of share capital [line items]
Period of share repurchase program			18 months
May 2, 2018
Disclosure of classes of share capital [line items]
Period of share repurchase program				18 months
Stock subscription option plan
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option	€ 180,000,000
Number of shares issued by exercice of each option (in shares)	1